Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables
Schedule of trade receivable

As at December 31:	2021	2020
Trade receivables, gross amount	$4,300	$4,803
Less: Allowance for expected credit losses	(136)	(48)
Trade receivables, net amount	$4,164	$4,755

Schedule of movement in the loss allowance

Equal to lifetime expected credit Losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2020	$46
Additions for the year	2
Loss allowance: as at December 31, 2020	48
Additions for the year	124
Charge-off for the year	(32)
Exchange effect	(4)
Loss allowance: as at December 31, 2021	$136